Quarterly Consolidated Financial Data (Schedule Of Quarterly Consolidated Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues									$ 15,598	$ 15,040	$ 14,956
Operating income									1,762	1,693	1,942
Income tax provision									268	237	440
Net income									828	830	858
Income available for common shareholders									814	816
ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterest									979	942	847
Net earnings per common share, basic									$ 1.83	$ 1.92	$ 2.1
Net earnings per common share, diluted									$ 1.83	$ 1.92	$ 2.1
PG&E Corporation [Member]
Operating revenues	3,975	4,175	3,776	3,672	3,830	3,976	3,593	3,641
Operating income	333	291	636	502	125	614	467	487
Income tax provision	25	(24)	153	114	(54)	100	87	104	48	57	30
Net income	90	164	332	242	(9)	364	239	236	814	816	844
Income available for common shareholders	86	161	328	239	(13)	361	235	233	814	816	844
ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterest	210	165	352	252	77	372	247	246
Net earnings per common share, basic	$ 0.19	$ 0.36	$ 0.74	$ 0.55	$ (0.03)	$ 0.84	$ 0.56	$ 0.56	$ 1.83	$ 1.92	$ 2.1
Net earnings per common share, diluted	$ 0.19	$ 0.36	$ 0.74	$ 0.55	$ (0.03)	$ 0.84	$ 0.55	$ 0.56	$ 1.83	$ 1.92	$ 2,100,000.00
Common stock price per share, High	$ 42.75	$ 46.37	$ 48.44	$ 44.53	$ 43.48	$ 46.51	$ 45.2	$ 43.72
Common stock price per share, Low	$ 40.07	$ 40.76	$ 43.59	$ 40.47	$ 39.71	$ 42.41	$ 42.04	$ 40.16
Utility [Member]
Operating revenues	3,973	4,174	3,775	3,671	3,829	3,974	3,592	3,640
Operating income	360	292	635	503	127	613	467	488
Income tax provision	65	(20)	160	121	13	340	227	231	326	298	480
Net income	138	162	329	237		122	93	113
Income available for common shareholders	134	159	325	234	9	337	223	228
ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterest	$ 231	$ 166	$ 333	$ 242	$ 96	$ 348	$ 235	$ 241